EMPLOYEE BENEFITS - Net Liability for Defined Benefit Plans (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Present value of funded obligations	R$ (5,476.5)	R$ (7,354.3)	R$ (7,582.0)
Fair value of plan assets	4,543.3	5,638.0	5,533.3
Present value of net obligations	(933.2)	(1,716.3)	(2,048.7)
Present value of unfunded obligations	(921.0)	(1,165.4)	(1,195.6)
Present value of net obligations	(1,854.2)	(2,881.7)	(3,244.3)
Asset ceiling	(163.3)	(180.1)	(160.5)
Net liabilities	(2,017.5)	(3,061.8)	(3,404.8)
Other long term employee benefits	(87.1)	(104.3)	(105.5)
Net liabilities	(2,104.6)	(3,166.1)	(3,510.3)
Total employee benefit	2,104.6	3,166.1	3,510.3
Employee benefits assets [member]
IfrsStatementLineItems [Line Items]
Net liabilities	(56.6)	(27.9)	(33.6)
Total employee benefit	56.6	27.9	33.6
Employee benefit liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities	2,161.2	3,194.0	3,543.9
Total employee benefit	R$ (2,161.2)	R$ (3,194.0)	R$ (3,543.9)